Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Mar. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

We and our operating entities have established risk management and internal control systems, consisting of policies and procedures that we believe are appropriate for using and managing our technology systems and the proprietary information and/or data stored in such systems properly and securely, including (i) establishing procedures to evaluate our backup systems timely as well as to review the security level of our current systems and consider upgrading our security and software testing if needed, and (ii) the establishment of a fire wall to prevent external cyber risks, and providing cyber security training to our employees. As of the date of this annual report, there have been no cybersecurity incidents or threats that have materially affected or are reasonably likely to materially affect the Company.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	establishing procedures to evaluate our backup systems timely as well as to review the security level of our current systems and consider upgrading our security and software testing if needed, and (ii) the establishment of a fire wall to prevent external cyber risks, and providing cyber security training to our employees
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	As of the date of this annual report, there have been no cybersecurity incidents or threats that have materially affected or are reasonably likely to materially affect the Company